Long-Term Trade And Unbilled Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Billed and Unbilled Contract Claims Subject to Uncertainty [Abstract]
Receivables	$ 0	$ 96
Unbilled receivables	189,688	152,367
Long-term trade and unbilled receivables	$ 189,688	$ 152,463